NOTES RECEIVABLE	12 Months Ended
Dec. 31, 2023
NOTES RECEIVABLE
NOTES RECEIVABLE
4.	NOTES RECEIVABLE

As of December 31, 2022 and 2023, the total notes receivable balance were RMB43,332 and RMB 77,598 and among which RMB 950 and RMB 10,168 were pledged as collateral for notes payable which has been recorded in accounts payables. No credit loss was recognized for the years ended December 31, 2021, 2022 and 2023.